Note 28 - Foreign exchange control measures in Argentina (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ARGENTINA | Subsidiaries [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of entity's net equity	9.00%
Percentage of entity's revenue	20.40%
Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	$ 95,073	$ 39,561
Argentine Peso / U.S. dollar foreign exchange risk [member] | Argentina, Pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	$ 95,000